Average Annual Total Returns	Prospectus #1 Eaton Vance Government Opportunities Fund Bloomberg U.S. Universal Index One Year	Prospectus #1 Eaton Vance Government Opportunities Fund Bloomberg U.S. Universal Index Five Years	Prospectus #1 Eaton Vance Government Opportunities Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #1 Eaton Vance Government Opportunities Fund ICE BofA U.S. Mortgage Backed Securities Index One Year	Prospectus #1 Eaton Vance Government Opportunities Fund ICE BofA U.S. Mortgage Backed Securities Index Five Years	Prospectus #1 Eaton Vance Government Opportunities Fund ICE BofA U.S. Mortgage Backed Securities Index Ten Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A One Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class A Five Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A Ten Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C One Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class C Five Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C Ten Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I One Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class I Five Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I Ten Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R One Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class R Five Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R Ten Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Bloomberg U.S. Universal Index One Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Bloomberg U.S. Universal Index Five Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund ICE BofA 1-3 Year Treasury Index One Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund ICE BofA 1-3 Year Treasury Index Five Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund ICE BofA 1-3 Year Treasury Index Ten Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class One Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class Five Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class Ten Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class Inception Date	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A One Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A Five Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A Ten Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C One Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C Five Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C Ten Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I One Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I Five Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I Ten Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Bloomberg U.S. Universal Index One Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Bloomberg U.S. Universal Index Five Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #2 Eaton Vance Short Duration High Income Fund ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index One Year	Prospectus #2 Eaton Vance Short Duration High Income Fund ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index Five Years	Prospectus #2 Eaton Vance Short Duration High Income Fund ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index Ten Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A One Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A Five Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A Ten Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A Inception Date	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I One Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I Five Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I Ten Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I Inception Date	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Bloomberg U.S. Universal Index One Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Bloomberg U.S. Universal Index Five Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Morningstar® LSTA® U.S. Leveraged Loan Index One Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Morningstar® LSTA® U.S. Leveraged Loan Index Five Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Morningstar® LSTA® U.S. Leveraged Loan Index Ten Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class One Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class Five Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class Ten Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A One Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A Five Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A Ten Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C One Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C Five Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C Ten Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I One Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I Five Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I Ten Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 One Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 Five Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 Ten Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 Inception Date	Prospectus #3 Eaton Vance Floating-Rate Fund Bloomberg U.S. Universal Index One Year	Prospectus #3 Eaton Vance Floating-Rate Fund Bloomberg U.S. Universal Index Five Years	Prospectus #3 Eaton Vance Floating-Rate Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #3 Eaton Vance Floating-Rate Fund Morningstar® LSTA® U.S. Leveraged Loan Index One Year	Prospectus #3 Eaton Vance Floating-Rate Fund Morningstar® LSTA® U.S. Leveraged Loan Index Five Years	Prospectus #3 Eaton Vance Floating-Rate Fund Morningstar® LSTA® U.S. Leveraged Loan Index Ten Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class One Year	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class Five Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class Ten Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A One Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class A Five Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A Ten Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C One Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class C Five Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C Ten Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I One Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class I Five Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I Ten Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 One Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 Five Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 Ten Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 Inception Date	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Bloomberg U.S. Universal Index One Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Bloomberg U.S. Universal Index Five Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Morningstar® LSTA® U.S. Leveraged Loan Index One Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Morningstar® LSTA® U.S. Leveraged Loan Index Five Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Morningstar® LSTA® U.S. Leveraged Loan Index Ten Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class One Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class Five Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class Ten Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A One Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A Five Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A Ten Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C One Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C Five Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C Ten Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I One Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I Five Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I Ten Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 One Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 Five Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 Ten Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 Inception Date	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund FTSE World Government Bond Index One Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund FTSE World Government Bond Index Five Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund FTSE World Government Bond Index Ten Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Blended Index One Year		Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Blended Index Five Years		Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Blended Index Ten Years		Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A One Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A Five Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A Ten Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C One Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C Five Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C Ten Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I One Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I Five Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I Ten Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) One Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) Five Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) Ten Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A One Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A Five Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A Ten Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C One Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C Five Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C Ten Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I One Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I Five Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Bloomberg Global Aggregate Index (USD Hedged) One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Bloomberg Global Aggregate Index (USD Hedged) Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Bloomberg Global Aggregate Index (USD Hedged) Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund ICE BofA 3-Month U.S. Treasury Bill Index One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund ICE BofA 3-Month U.S. Treasury Bill Index Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund ICE BofA 3-Month U.S. Treasury Bill Index Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 Inception Date	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Bloomberg Global Aggregate Index (USD Hedged) One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Bloomberg Global Aggregate Index (USD Hedged) Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Bloomberg Global Aggregate Index (USD Hedged) Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund ICE BofA 3-Month U.S. Treasury Bill Index One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund ICE BofA 3-Month U.S. Treasury Bill Index Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund ICE BofA 3-Month U.S. Treasury Bill Index Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 One Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 Five Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 Ten Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 Inception Date	Prospectus #4 Eaton Vance Strategic Income Fund Bloomberg U.S. Universal Index One Year	Prospectus #4 Eaton Vance Strategic Income Fund Bloomberg U.S. Universal Index Five Years	Prospectus #4 Eaton Vance Strategic Income Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #4 Eaton Vance Strategic Income Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #4 Eaton Vance Strategic Income Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #4 Eaton Vance Strategic Income Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A One Year	Prospectus #4 Eaton Vance Strategic Income Fund Class A Five Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A Ten Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Strategic Income Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Strategic Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Strategic Income Fund Class C One Year	Prospectus #4 Eaton Vance Strategic Income Fund Class C Five Years	Prospectus #4 Eaton Vance Strategic Income Fund Class C Ten Years	Prospectus #4 Eaton Vance Strategic Income Fund Class I One Year	Prospectus #4 Eaton Vance Strategic Income Fund Class I Five Years	Prospectus #4 Eaton Vance Strategic Income Fund Class I Ten Years	Prospectus #4 Eaton Vance Strategic Income Fund Class R One Year	Prospectus #4 Eaton Vance Strategic Income Fund Class R Five Years	Prospectus #4 Eaton Vance Strategic Income Fund Class R Ten Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Blended Index One Year		Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Blended Index Five Years		Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Blended Index Ten Years		Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Russell 3000® Index One Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Russell 3000® Index Five Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Russell 3000® Index Ten Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund MSCI Europe, Australasia and Far East (EAFE) Index One Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund MSCI Europe, Australasia and Far East (EAFE) Index Five Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund MSCI Europe, Australasia and Far East (EAFE) Index Ten Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund ICE BofA Fixed Rate Preferred Securities Index One Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund ICE BofA Fixed Rate Preferred Securities Index Five Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund ICE BofA Fixed Rate Preferred Securities Index Ten Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A One Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A Five Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A Ten Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C One Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C Five Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C Ten Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I One Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I Five Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I Ten Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I Inception Date	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Russell 3000® Growth Index One Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Russell 3000® Growth Index Five Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Russell 3000® Growth Index Ten Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A One Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A Five Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A Ten Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A After Taxes on Distributions One Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C One Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C Five Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C Ten Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Russell 3000® Index One Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Russell 3000® Index Five Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Russell 3000® Index Ten Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Russell 2000® Index One Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Russell 2000® Index Five Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A One Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A Five Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A Ten Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C One Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C Five Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C Ten Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I One Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I Five Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I Ten Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Russell 1000® Value Index One Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Russell 1000® Value Index Five Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Russell 1000® Value Index Ten Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Russell 3000® Value Index One Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Russell 3000® Value Index Five Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Russell 3000® Value Index Ten Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A One Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A Five Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A Ten Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A After Taxes on Distributions One Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A After Taxes on Distributions Five Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A After Taxes on Distributions Ten Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C One Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C Five Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C Ten Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I One Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I Five Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I Ten Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Blended Index One Year		Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Blended Index Five Years		Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Blended Index Ten Years		Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund MSCI Emerging Markets Index One Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund MSCI Emerging Markets Index Five Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund MSCI Emerging Markets Index Ten Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund MSCI Emerging Markets Equal Country Weighted Index One Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund MSCI Emerging Markets Equal Country Weighted Index Five Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund MSCI Emerging Markets Equal Country Weighted Index Ten Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund MSCI Frontier Markets Index One Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund MSCI Frontier Markets Index Five Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund MSCI Frontier Markets Index Ten Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A One Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A Five Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A Ten Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A After Taxes on Distributions One Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I One Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I Five Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I Ten Years	Prospectus #7 Eaton Vance Global Equity Income Fund MSCI World Index One Year	Prospectus #7 Eaton Vance Global Equity Income Fund MSCI World Index Five Years	Prospectus #7 Eaton Vance Global Equity Income Fund MSCI World Index Ten Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class A One Year	Prospectus #7 Eaton Vance Global Equity Income Fund Class A Five Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class A Ten Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class A After Taxes on Distributions One Year	Prospectus #7 Eaton Vance Global Equity Income Fund Class A After Taxes on Distributions Five Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #7 Eaton Vance Global Equity Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class C One Year	Prospectus #7 Eaton Vance Global Equity Income Fund Class C Five Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class C Ten Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class I One Year	Prospectus #7 Eaton Vance Global Equity Income Fund Class I Five Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class I Ten Years	Prospectus #8 Eaton Vance Global Income Builder Fund Blended Index One Year		Prospectus #8 Eaton Vance Global Income Builder Fund Blended Index Five Years		Prospectus #8 Eaton Vance Global Income Builder Fund Blended Index Ten Years		Prospectus #8 Eaton Vance Global Income Builder Fund MSCI World Index One Year	Prospectus #8 Eaton Vance Global Income Builder Fund MSCI World Index Five Years	Prospectus #8 Eaton Vance Global Income Builder Fund MSCI World Index Ten Years	Prospectus #8 Eaton Vance Global Income Builder Fund ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index One Year	Prospectus #8 Eaton Vance Global Income Builder Fund ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index Five Years	Prospectus #8 Eaton Vance Global Income Builder Fund ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index Ten Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class A One Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class A Five Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class A Ten Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class A After Taxes on Distributions One Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class A After Taxes on Distributions Five Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class A After Taxes on Distributions Ten Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class C One Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class C Five Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class C Ten Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class I One Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class I Five Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class I Ten Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class R One Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class R Five Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class R Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Bloomberg U.S. Universal Index One Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Bloomberg U.S. Universal Index Five Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund ICE BofA U.S. High Yield Index One Year	Prospectus #9 Eaton Vance High Income Opportunities Fund ICE BofA U.S. High Yield Index Five Years	Prospectus #9 Eaton Vance High Income Opportunities Fund ICE BofA U.S. High Yield Index Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund ICE BofA U.S. High Yield Constrained Index One Year	Prospectus #9 Eaton Vance High Income Opportunities Fund ICE BofA U.S. High Yield Constrained Index Five Years	Prospectus #9 Eaton Vance High Income Opportunities Fund ICE BofA U.S. High Yield Constrained Index Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A One Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A Five Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C One Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C Five Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I One Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I Five Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class R6 One Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class R6 Five Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class R6 Ten Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class R6 Inception Date	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Bloomberg U.S. Universal Index One Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Bloomberg U.S. Universal Index Five Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Morningstar® LSTA® U.S. Leveraged Loan Index One Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Morningstar® LSTA® U.S. Leveraged Loan Index Five Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Morningstar® LSTA® U.S. Leveraged Loan Index Ten Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Blended Index One Year		Prospectus #10 Eaton Vance Multi-Asset Credit Fund Blended Index Five Years		Prospectus #10 Eaton Vance Multi-Asset Credit Fund Blended Index Ten Years		Prospectus #10 Eaton Vance Multi-Asset Credit Fund ICE BofA Developed Markets High Yield ex-Subordinated Financials Index - Hedged USD One Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund ICE BofA Developed Markets High Yield ex-Subordinated Financials Index - Hedged USD Five Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund ICE BofA Developed Markets High Yield ex-Subordinated Financials Index - Hedged USD Ten Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A One Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A Five Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A Ten Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A After Taxes on Distributions One Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A After Taxes on Distributions Five Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A After Taxes on Distributions Ten Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C One Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C Five Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C Ten Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I One Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I Five Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I Ten Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 One Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 Five Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 Ten Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 Inception Date
Total	2.04%	0.06%	1.73%	1.33%	(0.73%)	0.92%	(2.65%)	(0.15%)	0.43%	(4.66%)	(1.52%)	(0.98%)	(1.37%)	(0.65%)	(0.25%)	(0.97%)	(0.22%)	0.16%	1.02%	0.79%	1.02%	0.28%	0.27%	0.52%	2.04%	0.06%	1.73%	4.08%	1.40%	1.39%	1.61%	0.70%	1.11%	May 17, 2021	1.61%	0.70%	1.11%	(0.65%)	(0.67%)	(0.13%)	1.11%	(0.01%)	0.33%	2.36%	0.56%	0.86%	4.08%	1.42%	1.60%	2.04%	0.06%	1.73%	7.35%	4.31%	4.78%	3.47%	3.09%	3.63%	Nov. 01, 2013	0.81%	0.97%	1.63%	2.01%	1.43%	1.87%	7.22%	4.01%	4.23%	Nov. 01, 2013	2.04%	0.06%	1.73%	8.95%	5.85%	5.14%	8.57%	5.10%	4.92%	5.02%	4.39%	4.57%	1.40%	1.74%	2.20%	2.89%	2.16%	2.42%	7.03%	4.55%	4.50%	8.84%	5.34%	5.18%	9.00%	5.43%	5.21%	May 31, 2019	2.04%	0.06%	1.73%	8.95%	5.85%	5.14%	7.94%	4.56%	4.28%	4.47%	3.86%	3.93%	1.12%	1.55%	1.90%	2.58%	1.92%	2.09%	6.14%	3.78%	3.66%	8.08%	4.80%	4.52%	8.14%	4.86%	4.58%	Dec. 01, 2016	2.04%	0.06%	1.73%	8.95%	5.85%	5.14%	7.75%	4.50%	4.36%	4.23%	3.81%	4.02%	1.01%	1.55%	1.97%	2.44%	1.90%	2.15%	5.82%	3.72%	3.74%	7.89%	4.73%	4.62%	8.08%	4.82%	4.68%	Jun. 27, 2016	(2.87%)	(3.07%)	(0.55%)	(2.76%)	[1]	(2.78%)	[1]	(0.30%)	[1]	(5.95%)	(1.40%)	0.43%	(7.72%)	(2.31%)	(0.48%)	(3.52%)	(0.79%)	0.60%	(4.48%)	(1.45%)	0.20%	(2.61%)	(0.50%)	1.05%	(2.38%)	(1.86%)	0.43%	(4.48%)	(1.56%)	1.69%	(7.42%)	(3.19%)	(0.03%)	(1.54%)	(0.33%)	1.95%	(3.02%)	(1.67%)	1.46%	(0.97%)	(0.63%)	2.33%	3.40%	0.47%	2.01%	5.25%	2.46%	1.77%	4.84%	3.15%	3.13%	2.35%	1.36%	1.54%	2.82%	1.72%	1.82%	6.57%	3.10%	2.88%	8.69%	4.14%	3.76%	8.12%	3.59%	3.23%	8.65%	4.20%	3.81%	May 31, 2017	3.40%	0.47%	2.01%	5.25%	2.46%	1.77%	5.66%	3.79%	3.83%	3.32%	1.92%	2.29%	3.40%	2.10%	2.28%	7.42%	3.74%	3.60%	9.50%	4.78%	4.48%	8.95%	4.26%	3.97%	9.40%	4.81%	4.53%	May 31, 2017	2.04%	0.06%	1.73%	1.25%	(0.33%)	1.35%	2.97%	3.41%	3.28%	0.39%	1.32%	1.39%	2.00%	1.81%	1.77%	4.71%	3.31%	3.02%	6.65%	4.36%	3.89%	6.11%	3.84%	3.37%	19.99%	[2]	11.78%	[2]	11.02%	[2]	23.81%	13.85%	12.53%	19.99%	11.78%	11.02%	7.05%	1.95%	4.20%	11.81%	9.07%	9.14%	11.58%	8.83%	8.68%	7.12%	7.17%	7.37%	16.09%	9.43%	9.09%	18.26%	10.53%	9.99%	Sep. 11, 2015	32.46%	18.23%	16.21%	13.08%	12.30%	12.28%	12.52%	11.91%	11.98%	8.17%	9.83%	10.25%	17.44%	12.67%	12.21%	23.81%	13.85%	12.53%	11.54%	7.40%	7.81%	6.00%	5.95%	7.84%	5.21%	5.23%	6.61%	4.10%	4.65%	6.10%	10.03%	6.29%	7.78%	12.16%	7.36%	8.70%	14.37%	8.67%	8.48%	23.81%	13.85%	12.53%	8.40%	7.05%	8.04%	7.35%	6.35%	7.37%	5.52%	5.50%	6.41%	12.55%	7.40%	7.98%	14.71%	8.48%	8.89%	5.88%	[3]	2.59%	[3]	2.61%	[3]	7.50%	1.70%	3.63%	2.29%	3.02%	2.67%	9.42%	1.78%	2.24%	5.92%	7.66%	5.47%	5.22%	7.05%	5.01%	3.60%	5.91%	4.27%	12.00%	9.11%	6.30%	18.67%	11.15%	9.94%	3.04%	8.04%	7.74%	1.35%	6.81%	6.70%	1.80%	6.13%	6.05%	6.94%	8.40%	7.67%	8.99%	9.48%	8.60%	14.41%	[4]	8.47%	[4]	8.07%	[4]	18.67%	11.15%	9.94%	6.68%	3.31%	4.39%	2.21%	5.11%	6.03%	(0.34%)	3.76%	4.87%	1.77%	3.62%	4.50%	6.09%	5.47%	5.98%	8.05%	6.52%	6.87%	7.57%	5.96%	6.32%	2.04%	0.06%	1.73%	8.20%	4.04%	5.08%	8.20%	4.02%	5.07%	3.92%	3.78%	4.61%	1.33%	1.60%	2.32%	2.27%	2.00%	2.53%	5.60%	3.71%	4.34%	7.67%	4.73%	5.24%	7.51%	4.71%	5.23%	Jun. 30, 2023	2.04%	0.06%	1.73%	8.95%	5.85%	5.14%	8.78%	[5]	5.03%	[5]	5.20%	[5]	8.59%	4.15%	5.20%	4.30%	2.92%	3.97%	1.33%	0.64%	2.19%	2.49%	1.21%	2.28%	6.11%	2.84%	3.74%	8.18%	3.87%	4.64%	8.22%	3.91%	4.66%	Sep. 03, 2019

[1]	The Blended Index consists of 80% FTSE World Government Bond Index and 20% JPMorgan GB-EM Global Diversified Index. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2020, J.P. Morgan Chase & Co. All rights reserved.
[2]	The Blended Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly.
[3]	The Blended Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly.
[4]	The blended index consists of 65% MSCI World Index and 35% ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. The MSCI World Index reflects net dividends which includes the deduction of withholding taxes. The ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index reflects gross returns.
[5]	The blended index consists of 50% Morningstar® LSTA® Leveraged Loan Index and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index, hedged to the U.S. dollar, rebalanced monthly.